Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Changes in equity and earnings per share
21. Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during the year ended 31 December 2024:

Issued capital

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736
Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares

Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.4	(3 465)	(5 036)
Changes during the period	8.4	(421)	(370)
At the end of the current period	43.8	(3 886)	(5 406)
As of 31 December 2024, the share capital of AB InBev amounts to
1 238 608 344.12
euro (1 736 million US dollar). It is represented by
2 019 241 973
shares without nominal value, of which
43 809 952
are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 222 043 450 restricted shares. As of 31 December 2024, the total of authorized, unissued capital amounts to
37
m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one
basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 31 December 2024, from the 326 million restricted shares issued at the time of the SAB combination, 104 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
In the year ended 31 December 2024, Ambev increased its investment in Cervecería Nacional Dominicana S.A. (“CND”) from 85% to 97% for a net consideration of 0.3 billion US dollar. As the related subsidiary was already fully consolidated, the purchase did not impact AB InBev’s profit.
ACQUISITIONS AND DISPOSALS OF OWN SHARES (REPORT ACCORDING TO ARTICLE 7:220 OF THE BELGIAN COMPANIES CODE OF COMPANIES AND ASSOCIATIONS) AND BORROWINGS OF OWN SHARES– PURCHASE OF OWN SHARES
During 2024, the company has acquired treasury shares in accordance with article 7:215 of the Belgian Code of Companies and Associations (former article 620 of the Belgian Companies Code) and has proceeded with the following disposals of its own shares.
Treasury shares
Using the powers granted at the shareholders meeting of 28 April 2021, the Board of Directors approved a share buyback program for an amount of 1 billion US dollar in 2023. As of 31 December 2024, AB InBev bought back 15 939 970 shares for a total amount of 1 billion US dollar, corresponding to 0.79% of the total shares outstanding. On 30 October 2024, the Board announced a new share buyback program for an additional amount of 2 billion USD. As of 31 December 2024, AB InBev bought back 1 788 066 shares for a total amount of 99m US dollar, corresponding to 0.09% of the total shares outstanding.
In addition, AB InBev repurchased 3 335 417 ordinary shares from Altria. The aggregate purchase price for the share buyback was 200m US dollar, at a price per share equal to 59.96 US dollar (54.77 euro).
The company has used 3 335 417 treasury shares to reimburse stock lending arrangements. As a result, as of 31 December 2024, the group owned 43 809 952 own shares of which 43 171 591 were held directly by AB InBev. The par value of the share is 0.61 euro. The treasury shares that the company still owned at the end of 31 December 2024 represented 32 793 087 US dollar (26 724 071 euro) of the subscribed capital.
Borrowed shares
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2024, the company had stock lending arrangements in place for up to 30 million shares, which were used to fulfill share-based compensation plan commitments, of which 3.3 million shares were repaid. As of 31 December 2024, the balance of borrowed shares outstanding amounted to 26.7 million shares. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 25 February 2025, a dividend of 1.00 euro per share or 1 986m euro was proposed by the Board of Directors and will be subject to approval at the shareholders’ meeting on 30 April 2025.
On 24 April 2024, a dividend of 0.82 euro per share or 1 645m euro was approved at the shareholders’ meeting. The dividend was paid out as of 7 May 2024.
On 26 April 2023, a dividend of 0.75 euro per share or 1 510m euro was approved at the shareholders’ meeting. The dividend was paid out as of 5 May 2023.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As of 31 December 2024, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As per 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(8 490)	-	-	(8 490)
Cash flow hedges	-	309	-	309
Re-measurements of post-employment benefits	-	-	135	135
Other comprehensive income/(loss)	(8 490)	309	135	(8 046)
As per 31 December 2024	(38 670)	490	(1 020)	(39 201)

The loss in translation reserves is primarily related to the weakening of the closing rates of the Mexican peso, the Colombian peso and the Brazilian real, which resulted in a net foreign exchange translation adjustment of 8 490m US dollar as of 31 December 2024 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4 497	-	-	4 497
Cash flow hedges	-	36	-	36
Re-measurements of post-employment benefits	-	-	(134)	(134)
Other comprehensive income/(loss)	4 497	36	(134)	4 398
As per 31 December 2023	(30 180)	181	(1 155)	(31 155)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 123)	-	-	(1 123)
Cash flow hedges	-	(336)	-	(336)
Re-measurements of post-employment benefits	-	-	483	483
Other comprehensive income/(loss)	(1 123)	(336)	483	(976)

As per 31 December 2022	(34 677)	145	(1 021)	(35 553)
EARNINGS PER SHARE
The calculation of basic earnings per share for the year ended 31 December 2024 is based on the profit attributable to equity holders of AB InBev of
5 855m US dollar (31 December 2023: 5 341m US dollar; 31 December 2022: 5 969m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2024	2023	2022

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 984	1 981
Effect of stock lending	29	30	30
Effect of delivery of treasury shares and share buyback programs	(9)	2	2
Weighted average number of ordinary and restricted shares at 31 December	2 003	2 016	2 013

The calculation of diluted earnings per share for the year ended 31 December 2024 is based on the profit attributable to equity holders of AB InBev of
5 855m US dollar (31 December 2023: 5 341m US dollar; 31 December 2022: 5 969m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2024	2023	2022

Weighted average number of ordinary and restricted shares at 31 December	2 003	2 016	2 013
Effect of share options, PSUs and restricted stock units	41	38	37
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 044	2 054	2 050
The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS measure. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:
1

Million US dollar	2024	2023	2022 1

Profit attributable to equity holders of AB InBev	5 855	5 341	5 969
Net impact of exceptional items on profit (refer to Note 8)	1 062	614	153
Profit before exceptional items, attributable to equity holders of AB InBev	6 917	5 955	6 122
Hyperinflation impacts	145	203	(30)
Underlying profit	7 061	6 158	6 093
The table below sets out the EPS calculation:

Million US dollar	2024	2023	2022

Profit attributable to equity holders of AB InBev	5 855	5 341	5 969
Weighted average number of ordinary and restricted shares	2 003	2 016	2 013
Basic EPS	2.92	2.65	2.97

Profit attributable to equity holders of AB InBev	5 855	5 341	5 969
Weighted average number of ordinary and restricted shares (diluted)	2 044	2 054	2 050
Diluted EPS	2.86	2.60	2.91

Underlying profit	7 061	6 158	6 093
Weighted average number of ordinary and restricted shares	2 003	2 016	2 013
Underlying EPS	3.53	3.05	3.03
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS, 40m share options were anti-dilutive and not included in the calculation of the dilutive effect per 31 December 2024 (31 December 2023: 46m share options; 2022: 51m share options).

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.